Income Taxes (Interest Expense On Unrecognized Tax Benefits) (Details) - USD ($) $ in Millions	12 Months Ended
	May 29, 2016	May 31, 2015	May 25, 2014
Income Tax Disclosure [Abstract]
Interest expense on unrecognized tax benefits	$ 0.5	$ 1.1	$ 0.4